Warrants (Details) - USD ($)			6 Months Ended
	Oct. 08, 2025	Feb. 04, 2025	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025
Warrants [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001		$ 0.001
Exprire term, description			expires five and a half years from the date of issuance.
Pre-Funded Warrants [Member]
Warrants [Line Items]
Issuance of ordinary shares		49,309
Exprire term, description			Each Pre-Funded Warrant is exercisable for one Ordinary Share at an exercise price of USS0.18.
Warrant exercisable ordinary share			1
Percentage of beneficially owning			4.99%
Percentage for purchases of ordinary shares			9.99%
Restricted Warrants [Member]
Warrants [Line Items]
Issuance of ordinary shares		137,086
Gross proceeds (in Dollars)		$ 2,500,000
Exercise price (in Dollars per share)			$ 21.6
Securities Purchase Agreement [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)	$ 4.89
Securities Purchase Agreement [Member] | Warrants Exercise [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)	$ 4.89
Sale of shares	9,000,000
Number of ordinary share units	1
Purchase of warrants	1
Purchase of shares	1
Price per share (in Dollars per share)	$ 3.26
Aggregate purchase price (in Dollars)	$ 29,340,000
Expiration term	5 years
Intrinsic value of warrants (in Dollars)			$ 14,040,000
Ordinary Shares [Member]
Warrants [Line Items]
Issuance of ordinary shares			9,000,000	212,222
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Warrants [Line Items]
Issuance of ordinary shares		87,778
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Warrants Exercise [Member]
Warrants [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001